Entities accounted under the equity method (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Joint Ventures And Associates [Abstract]
Summary of principal joint ventures	The Group’s principal joint ventures at 31 December 2025 are summarised in the table below.

Company	Country of incorporation/operation	Principal activities	Group interest (%)
Matalco Canada Inc.	Canada	Aluminium recycling	50
Minera Escondida Ltda(a)	Chile	Copper mining and refining	30
Sohar Aluminium Co. L.L.C.(b)	Oman	Aluminium smelting, power generation	20
Matalco USA, LLC	US	Aluminium recycling	50
(a)The year end of Minera Escondida Ltda is 30 June. The amounts included in the consolidated financial statements of Rio Tinto are, however, based on financial statements of Minera
Escondida Ltda that are coterminous with those of the Group.
(b)Although the Group holds a 20% interest in Sohar Aluminium Co. L.L.C, decisions about relevant activities that significantly affect the returns that are generated require agreement of all parties to the arrangement. It is therefore determined that Rio Tinto has joint control.
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the joint ventures’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments and amounts due to and from Rio Tinto.

	Minera Escondida Ltda 2025 US$m	Minera Escondida Ltda 2024 US$m
Revenue	15,273	11,413
Depreciation and amortisation	(1,497)	(1,417)
Other operating costs	(4,010)	(4,123)
Operating profit	9,766	5,873
Finance expense	(193)	(233)
Income tax	(4,463)	(2,707)
Profit after tax	5,110	2,933
Other comprehensive income	–	14
Total comprehensive income	5,110	2,947
Non-current assets	14,827	12,991
Current assets	4,540	3,230
Current liabilities	(2,727)	(2,351)
Non-current liabilities	(6,010)	(5,585)
Net assets	10,630	8,285
Assets and liabilities above include:
–cash and cash equivalents	1,060	677
–current financial liabilities	(553)	(170)
–non-current financial liabilities	(3,110)	(3,333)
Dividends received from joint venture (Rio Tinto share)	1,014	1,035

Summary of principal associates	The Group’s principal associates at 31 December 2025 are summarised in the table below.

Company	Country of incorporation/operation	Principal activities	Group interest (%)
Boyne Smelters Limited(a)	Australia	Aluminium smelting	73.5
Mineração Rio do Norte S.A.	Brazil	Bauxite mining	22
Winning Consortium Simandou Railway Pte. Ltd.(b)	Singapore/Guinea	Rail and port infrastructure including trans-Guinean heavy haul rail system	18.02
Winning Consortium Simandou Ports Pte. Ltd.(b)	Singapore/Guinea		18.02
Halco (Mining) Inc.(c)	US	Bauxite mining	45
(a)The parties that collectively control Boyne Smelters Limited (BSL) do so through decisions that are determined on an aggregate voting interest that can be achieved by several combinations of the parties. Although each combination requires Rio Tinto’s approval, this is not joint control as defined under IFRS 11 “Joint Arrangements”. Rio Tinto is, therefore, determined to have significant influence over this company.
(b)Rio Tinto SimFer UK Limited (which is wholly owned by the Group) holds a 53% interest in SimFer Jersey Limited (SimFer Jersey), a company incorporated in Jersey. Refer to note 31 for further details. SimFer Jersey, through its wholly owned subsidiary, SimFer InfraCo Ltd., a company incorporated in the United Kingdom, holds a 34% interest in Winning Consortium Simandou Railway
Pte. Ltd and Winning Consortium Simandou Ports Pte. Ltd (together referred to as “WCS Rail and Port Holding Entities”). As at 31 December 2025, the Group has an effective 18.02% indirect interest in the WCS Rail and Port Holding Entities. The WCS Rail and Port Holding Entities, in turn, hold an 85% interest in Winning Consortium Simandou Ports SA and Winning Consortium
Simandou Rail SA (together referred to as “WCS Project Companies”), with the remaining 15% held by the Government of Guinea. As a result, the Group has an effective 15.32% indirect interest in the WCS Project Companies. The WCS Rail and Port Holding Entities are incorporated in Singapore; however, the operations of the WCS Project Companies are in Guinea.
(c)The Group holds a 45% interest in Halco (Mining) Inc., a non-managed associate. Halco (Mining) Inc., in turn, has a 51% indirect interest in Compagnie des Bauxites de Guinée, a bauxite mine, the core assets of which are located in Guinea.

Summary of equity accounted units	Summary information for equity accounted units and reconciliation to amounts included within the Consolidated
Financial Statements

	Minera Escondida Ltda(a) 30% 2025 US$m	Individually immaterial EAUs 2025 US$m	Total 2025 US$m	Minera Escondida Ltda(a) 30% 2024 US$m	Individually immaterial EAUs 2024 US$m	Total 2024 US$m
Net assets (100%)	10,630			8,285
Group ownership interest	3,189			2,486
Carrying value of Group’s interest	3,189	2,692	5,881	2,486	2,351	4,837
Share of profit/(loss) after tax	1,533	(55)	1,478	880	(42)	838
Share of other comprehensive income/(loss)	–	35	35	3	(44)	(41)
Share of total comprehensive profit/(loss)	1,533	(20)	1,513	883	(86)	797
(a)In addition to its “Investment in equity accounted units”, the Group recognises deferred tax liabilities of US$421 million (2024: US$349 million) relating to tax on unremitted earnings of equity accounted units.